Summary of significant accounting policies - Plant and equipment, net (Details)	12 Months Ended
Jun. 30, 2021
Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	0.00%
Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Electronic devices | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Electronic devices | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Automobile | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Automobile | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Office equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years